Shareholder Report, Holdings (Details)	Sep. 30, 2024
Leuthold Core ETF | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%	[1]
Leuthold Core ETF | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%	[1]
Leuthold Core ETF | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%	[1]
Leuthold Core ETF | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%	[1]
Leuthold Core ETF | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%	[1]
Leuthold Core ETF | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[1]
Leuthold Core ETF | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[1]
Leuthold Core ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.10%	[1]
Leuthold Core ETF | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[1]
Leuthold Core ETF | Internet Content & Information [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[1]
Leuthold Core ETF | Residential Construction [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[1]
Leuthold Core ETF | Health Care Plans [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[1]
Leuthold Core ETF | Software - Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[1]
Leuthold Core ETF | Insurance - Property & Casualty [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[1]
Leuthold Core ETF | Banks - Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[1]
Leuthold Core ETF | Telecom Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[1]
Leuthold Core ETF | Credit Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[1]
Leuthold Core ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	72.80%	[1]
Leuthold Core ETF | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.10%	[1]
Leuthold Core ETF | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%	[1]
Leuthold Core ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[1]
Leuthold Core Investment Fund (Institutional Class) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%	[2]
Leuthold Core Investment Fund (Institutional Class) | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%	[2]
Leuthold Core Investment Fund (Institutional Class) | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%	[2]
Leuthold Core Investment Fund (Institutional Class) | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%	[2]
Leuthold Core Investment Fund (Institutional Class) | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[2]
Leuthold Core Investment Fund (Institutional Class) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[2]
Leuthold Core Investment Fund (Institutional Class) | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[2]
Leuthold Core Investment Fund (Institutional Class) | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.10%	[2]
Leuthold Core Investment Fund (Institutional Class) | Public Administration [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[2]
Leuthold Core Investment Fund (Institutional Class) | Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[2]
Leuthold Core Investment Fund (Institutional Class) | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.40%	[2]
Leuthold Core Investment Fund (Institutional Class) | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%	[2]
Leuthold Core Investment Fund (Institutional Class) | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%	[2]
Leuthold Core Investment Fund (Institutional Class) | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[2]
Leuthold Core Investment Fund (Institutional Class) | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[2]
Leuthold Core Investment Fund (Institutional Class) | Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[2]
Leuthold Core Investment Fund (Institutional Class) | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[2]
Leuthold Core Investment Fund (Institutional Class) | Trading Companies & Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[2]
Leuthold Core Investment Fund (Institutional Class) | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[2]
Leuthold Core Investment Fund (Institutional Class) | Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[2]
Leuthold Core Investment Fund (Institutional Class) | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[2]
Leuthold Core Investment Fund (Institutional Class) | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%	[2]
Leuthold Core Investment Fund (Institutional Class) | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%	[2]
Leuthold Core Investment Fund (Institutional Class) | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.20%	[2]
Leuthold Core Investment Fund (Institutional Class) | U.S. Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[2]
Leuthold Core Investment Fund (Institutional Class) | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[2]
Leuthold Core Investment Fund (Institutional Class) | Foreign Government Debt Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[2]
Leuthold Core Investment Fund (Institutional Class) | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[2]
Leuthold Core Investment Fund (Institutional Class) | Real Estate Investment Trusts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
LEUTHOLD CORE INVESTMENT FUND (Retail Class) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%	[3]
LEUTHOLD CORE INVESTMENT FUND (Retail Class) | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%	[3]
LEUTHOLD CORE INVESTMENT FUND (Retail Class) | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%	[3]
LEUTHOLD CORE INVESTMENT FUND (Retail Class) | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%	[3]
LEUTHOLD CORE INVESTMENT FUND (Retail Class) | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[3]
LEUTHOLD CORE INVESTMENT FUND (Retail Class) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[3]
LEUTHOLD CORE INVESTMENT FUND (Retail Class) | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[3]
LEUTHOLD CORE INVESTMENT FUND (Retail Class) | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.10%	[3]
LEUTHOLD CORE INVESTMENT FUND (Retail Class) | Public Administration [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[3]
LEUTHOLD CORE INVESTMENT FUND (Retail Class) | Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[3]
LEUTHOLD CORE INVESTMENT FUND (Retail Class) | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.40%	[3]
LEUTHOLD CORE INVESTMENT FUND (Retail Class) | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%	[3]
LEUTHOLD CORE INVESTMENT FUND (Retail Class) | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%	[3]
LEUTHOLD CORE INVESTMENT FUND (Retail Class) | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[3]
LEUTHOLD CORE INVESTMENT FUND (Retail Class) | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[3]
LEUTHOLD CORE INVESTMENT FUND (Retail Class) | Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[3]
LEUTHOLD CORE INVESTMENT FUND (Retail Class) | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[3]
LEUTHOLD CORE INVESTMENT FUND (Retail Class) | Trading Companies & Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[3]
LEUTHOLD CORE INVESTMENT FUND (Retail Class) | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[3]
LEUTHOLD CORE INVESTMENT FUND (Retail Class) | Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[3]
LEUTHOLD CORE INVESTMENT FUND (Retail Class) | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[3]
LEUTHOLD CORE INVESTMENT FUND (Retail Class) | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%	[3]
LEUTHOLD CORE INVESTMENT FUND (Retail Class) | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%	[3]
LEUTHOLD CORE INVESTMENT FUND (Retail Class) | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.20%	[3]
LEUTHOLD CORE INVESTMENT FUND (Retail Class) | U.S. Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[3]
LEUTHOLD CORE INVESTMENT FUND (Retail Class) | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[3]
LEUTHOLD CORE INVESTMENT FUND (Retail Class) | Foreign Government Debt Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[3]
LEUTHOLD CORE INVESTMENT FUND (Retail Class) | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[3]
LEUTHOLD CORE INVESTMENT FUND (Retail Class) | Real Estate Investment Trusts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[3]
Leuthold Global Fund (Institutional) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.60%	[4]
Leuthold Global Fund (Institutional) | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[4]
Leuthold Global Fund (Institutional) | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%	[4]
Leuthold Global Fund (Institutional) | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%	[4]
Leuthold Global Fund (Institutional) | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[4]
Leuthold Global Fund (Institutional) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[4]
Leuthold Global Fund (Institutional) | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[4]
Leuthold Global Fund (Institutional) | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.90%	[4]
Leuthold Global Fund (Institutional) | Public Administration [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[4]
Leuthold Global Fund (Institutional) | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[4]
Leuthold Global Fund (Institutional) | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.40%	[4]
Leuthold Global Fund (Institutional) | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[4]
Leuthold Global Fund (Institutional) | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%	[4]
Leuthold Global Fund (Institutional) | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%	[4]
Leuthold Global Fund (Institutional) | Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%	[4]
Leuthold Global Fund (Institutional) | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[4]
Leuthold Global Fund (Institutional) | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[4]
Leuthold Global Fund (Institutional) | Wireless Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[4]
Leuthold Global Fund (Institutional) | Transportation Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[4]
Leuthold Global Fund (Institutional) | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[4]
Leuthold Global Fund (Institutional) | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.20%)	[4]
Leuthold Global Fund (Institutional) | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%	[4]
Leuthold Global Fund (Institutional) | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%	[4]
Leuthold Global Fund (Institutional) | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.80%	[4]
Leuthold Global Fund (Institutional) | U.S. Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[4]
Leuthold Global Fund (Institutional) | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[4]
Leuthold Global Fund (Institutional) | Foreign Government Debt Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[4]
Leuthold Global Fund (Institutional) | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[4]
Leuthold Global Fund (Institutional) | Real Estate Investment Trusts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[4]
Leuthold Global Fund (Retail) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.60%	[5]
Leuthold Global Fund (Retail) | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[5]
Leuthold Global Fund (Retail) | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%	[5]
Leuthold Global Fund (Retail) | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%	[5]
Leuthold Global Fund (Retail) | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[5]
Leuthold Global Fund (Retail) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[5]
Leuthold Global Fund (Retail) | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[5]
Leuthold Global Fund (Retail) | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.90%	[5]
Leuthold Global Fund (Retail) | Public Administration [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[5]
Leuthold Global Fund (Retail) | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[5]
Leuthold Global Fund (Retail) | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.40%	[5]
Leuthold Global Fund (Retail) | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[5]
Leuthold Global Fund (Retail) | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%	[5]
Leuthold Global Fund (Retail) | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%	[5]
Leuthold Global Fund (Retail) | Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%	[5]
Leuthold Global Fund (Retail) | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[5]
Leuthold Global Fund (Retail) | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[5]
Leuthold Global Fund (Retail) | Wireless Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[5]
Leuthold Global Fund (Retail) | Transportation Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[5]
Leuthold Global Fund (Retail) | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[5]
Leuthold Global Fund (Retail) | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.20%)	[5]
Leuthold Global Fund (Retail) | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%	[5]
Leuthold Global Fund (Retail) | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%	[5]
Leuthold Global Fund (Retail) | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.80%	[5]
Leuthold Global Fund (Retail) | U.S. Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[5]
Leuthold Global Fund (Retail) | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[5]
Leuthold Global Fund (Retail) | Foreign Government Debt Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[5]
Leuthold Global Fund (Retail) | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[5]
Leuthold Global Fund (Retail) | Real Estate Investment Trusts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[5]
LEUTHOLD GRIZZLY SHORT FUND (No Load) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%	[6],[7]
LEUTHOLD GRIZZLY SHORT FUND (No Load) | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[6],[7]
LEUTHOLD GRIZZLY SHORT FUND (No Load) | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[6],[7]
LEUTHOLD GRIZZLY SHORT FUND (No Load) | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%	[6],[7]
LEUTHOLD GRIZZLY SHORT FUND (No Load) | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%	[6],[7]
LEUTHOLD GRIZZLY SHORT FUND (No Load) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%	[6],[7]
LEUTHOLD GRIZZLY SHORT FUND (No Load) | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[6],[7]
LEUTHOLD GRIZZLY SHORT FUND (No Load) | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.50%	[6],[7]
LEUTHOLD GRIZZLY SHORT FUND (No Load) | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[6],[7]
LEUTHOLD GRIZZLY SHORT FUND (No Load) | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[6],[7]
LEUTHOLD GRIZZLY SHORT FUND (No Load) | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.00%	[6],[7]
LEUTHOLD GRIZZLY SHORT FUND (No Load) | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[6],[7]
LEUTHOLD GRIZZLY SHORT FUND (No Load) | Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[6],[7]
LEUTHOLD GRIZZLY SHORT FUND (No Load) | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[6],[7]
LEUTHOLD GRIZZLY SHORT FUND (No Load) | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[6],[7]
LEUTHOLD GRIZZLY SHORT FUND (No Load) | Hotel, Restaurants, & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[6],[7]
LEUTHOLD GRIZZLY SHORT FUND (No Load) | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[6],[7]
LEUTHOLD GRIZZLY SHORT FUND (No Load) | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[6],[7]
LEUTHOLD GRIZZLY SHORT FUND (No Load) | Life Sciences Tools & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[6],[7]
LEUTHOLD GRIZZLY SHORT FUND (No Load) | Chemicals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[6],[7]
LEUTHOLD GRIZZLY SHORT FUND (No Load) | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	(26.90%)	[7]
LEUTHOLD GRIZZLY SHORT FUND (No Load) | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	77.30%	[7]
LEUTHOLD GRIZZLY SHORT FUND (No Load) | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.20%	[7]
LEUTHOLD GRIZZLY SHORT FUND (No Load) | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	(70.50%)	[7]
LEUTHOLD GRIZZLY SHORT FUND (No Load) | U.S. Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%	[7]
LEUTHOLD GRIZZLY SHORT FUND (No Load) | Real Estate Investment Trusts [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)	[7]
LEUTHOLD SELECT INDUSTRIES FUND (No Load) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%	[8]
LEUTHOLD SELECT INDUSTRIES FUND (No Load) | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%	[8]
LEUTHOLD SELECT INDUSTRIES FUND (No Load) | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%	[8]
LEUTHOLD SELECT INDUSTRIES FUND (No Load) | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%	[8]
LEUTHOLD SELECT INDUSTRIES FUND (No Load) | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%	[8]
LEUTHOLD SELECT INDUSTRIES FUND (No Load) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%	[8]
LEUTHOLD SELECT INDUSTRIES FUND (No Load) | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[8]
LEUTHOLD SELECT INDUSTRIES FUND (No Load) | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[8]
LEUTHOLD SELECT INDUSTRIES FUND (No Load) | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[8]
LEUTHOLD SELECT INDUSTRIES FUND (No Load) | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.50%	[8]
LEUTHOLD SELECT INDUSTRIES FUND (No Load) | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%	[8]
LEUTHOLD SELECT INDUSTRIES FUND (No Load) | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%	[8]
LEUTHOLD SELECT INDUSTRIES FUND (No Load) | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%	[8]
LEUTHOLD SELECT INDUSTRIES FUND (No Load) | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%	[8]
LEUTHOLD SELECT INDUSTRIES FUND (No Load) | Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%	[8]
LEUTHOLD SELECT INDUSTRIES FUND (No Load) | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%	[8]
LEUTHOLD SELECT INDUSTRIES FUND (No Load) | Trading Companies & Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[8]
LEUTHOLD SELECT INDUSTRIES FUND (No Load) | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[8]
LEUTHOLD SELECT INDUSTRIES FUND (No Load) | Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[8]
LEUTHOLD SELECT INDUSTRIES FUND (No Load) | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[8]
LEUTHOLD SELECT INDUSTRIES FUND (No Load) | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)	[8]
LEUTHOLD SELECT INDUSTRIES FUND (No Load) | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.20%	[8]

[1]	Percentages are stated as a percent of net assets.
[2]	Percentages are stated as a percent of net assets.
[3]	Percentages are stated as a percent of net assets.
[4]	Percentages are stated as a percent of net assets.
[5]	Percentages are stated as a percent of net assets.
[6]	Percentages are stated as a percent of net assets, based on absolute values of holdings.
[7]	Percentages are stated as a percent of net assets.
[8]	Percentages are stated as a percent of net assets.